SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2013
Percentage Of Agreement To Sell To Operating Limited Partnership	50.00%
Estimated Cash Proceeds To Operating Partnership	$ 18,810
Estimated Gain On Sale Of Operating Partnerships	$ 13,810